One Financial Way Cincinnati, Ohio 45242 Post Office Box 237 Cincinnati, Ohio 45201-0237 Telephone: 513-794-6100 February 19, 2021

 Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978)

Post-Effective Amendment No. 8 to File No. 333-212677

Ladies and Gentlemen:

Attached hereto is post-effective amendment 9 to File number 333-212677. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. The post-effective amendment is being filed to reflect changes required by the changes to Form N-4

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

Kimberly A. Plante

Vice President and Counsel